Derivatives and hedge accounting - Carrying amount of hedged items in fair value hedges (Details) - Fair-value hedges - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Carrying amounts of hedge items
Book value assets	kr 29,352	kr 26,466
Fair value hedge adjustments, assets	(642)	(790)
Book value liabilities	256,459	256,561
Fair value hedge adjustments, liabilities	378	(1,622)
Loans in the form of interest-bearing securities
Carrying amounts of hedge items
Book value assets	15,979	12,852
Fair value hedge adjustments, assets	(598)	(648)
Loans to credit institutions
Carrying amounts of hedge items
Book value assets	1,058	1,002
Fair value hedge adjustments, assets		(15)
Loans to the public
Carrying amounts of hedge items
Book value assets	12,315	12,612
Fair value hedge adjustments, assets	(44)	(127)
Debt securities issued
Carrying amounts of hedge items
Book value liabilities	256,459	256,561
Fair value hedge adjustments, liabilities	kr 378	kr (1,622)